Subsequent events	6 Months Ended
Jun. 30, 2022
Subsequent Events
Subsequent events

30.	Subsequent events

Agreement with ANP on the collection of royalties on the exploration of shale oil

On July 1, 2022, Petrobras signed an agreement with the Brazilian Agency of Petroleum, Natural Gas and Biofuels (ANP), in the amount of US$ 115 (R$ 601 million), previously approved by the Board of Directors and the Board of Executive Officers in October 2021, related to the collection of royalties on the operation of Unidade de Industrialização de Xisto - SIX (a shale processing plant), located in the state of Paraná, as well as an agreement to regulate the exploration and production of oil and gas from shale at this plant. This amount will be paid by Petrobras with a down payment of US$ 29 (R$ 150 million) and the remaining balance in 60 monthly installments..

The effectiveness of the agreement is subject to its judicial approval, so that, with said approval, all legal and administrative proceedings related to the collection of royalties and administrative fines arising from the exploration of shale oil at SIX will be terminated.

The amount of the agreement was previously provisioned in Petrobras’ financial statements at December 31, 2021, considering the probability of future cash outflow.

Closing of the sale of Deten petrochemical plant

On July 5, 2022, Petrobras closed the sale of its entire interest (27.88%) in Deten Química S.A (Deten), a petrochemical plant, after fulfilling all conditions precedent, with the receipt of US$ 98 (R$ 514 million), adjusted by dividends received since the transaction signing.

Information on the agreement signed in April 2022 is described in note 22, and the result arising from this operation will be recognized in the third quarter of 2022.

Credit line with sustainability commitments

On July 8, 2022, the Company signed with Bank of China, MUFG and The Bank of Nova Scotia, a credit line with sustainability commitments (Sustainability-Linked Loan - SLL), in the amount of US$ 1,250, maturing in July 2027. This agreement includes incentives for the achievement of sustainability commitments, based on corporate performance indicators of Greenhouse Gas (GHG) Intensity in the E&P and Refining segments, as well as of Methane Intensity in the E&P segment. The Company draw down the full amount in July 2022.

Sale of the Company’s entire interest in Gaspetro

On July 11, 2022, Petrobras finalized the sale of its remaining 51% interest in Petrobras Gás S.A. (Gaspetro) to Compass Gás e Energia S.A. (Compass). The transaction was closed in the amount of US$ 400 (R$ 2,097 million), fully paid on that date.

The result arising from this operation will be recognized in the third quarter of 2022.

Settlement of tender offer

On July 15, 2022, Petrobras concluded the tender offer to buy back global notes maturing between 2024 and 2115, made by its wholly-owned subsidiary PGF BV. The principal amount delivered by investors, excluding unpaid accrued interest, was US$ 854. The total amount paid was US$ 791, considering the prices offered and excluding accrued interest until the closing date.

Conduct Adjustment Agreement with ANP

On July 27, 2022, Petrobras approved the execution with the ANP of a Conduct Adjustment Agreement (TAC) for compensation of local content fines related to 22 concessions in which Petrobras has a 100% interest, located in the Barreirinhas, Campos, Espírito Santo, Parecis, Potiguar, Recôncavo, Santos, Sergipe-Alagoas and Solimões basins.

The TAC provides for the conversion of fines into investment commitments in Exploration and Production with local content. Under the terms of the agreement, Petrobras is committed to investing US$ 191 (R$1,000 million) in local content by December 31, 2026. Thus, all administrative proceedings related to the collection of fines arising from non-compliance with local content in these concessions will be terminated, resulting in a reduction in the liability and a reversal of exploration costs, in the amount of US$ 127, on June 30, 2022.

Distribution of remuneration to shareholders

On July 28, 2022, Petrobras’s Board of Directors approved the distribution of remuneration to shareholders in the amount of US$ 16,839, or R$ 87,814 million (US$ 1.2909 per outstanding preferred and common shares, or R$ 6.732003), of which US$ 9,778, or R$ 50,993 million, as an anticipation based on the net income for the three-month period ended June 30, 2022, and US$ 7,061, or R$ 36,821 million, as an intermediate distribution by use of a portion of the the profit retention reserve, as presented in the following table:

	Date of register	Amount per Share	Amount
Anticipation of dividends	08.11.2022	0.6677	8,710
Anticipation of interest on capital	08.11.2022	0.0819	1,068
Total anticipations based on the net income of Apr-Jun/2022		0.7496	9,778
Intermediate dividends by use of a portion of profit retention reserve	08.11.2022	0.5413	7,061
Total distribution to shareholders		1.2909	16,839
Outstanding preferred shares		1.2909	7,232
Outstanding common shares		1.2909	9,607
Amounts translated into U.S. dollar based on the exchange rate prevailing at the date of the approval.

These dividends and interest on capital will be paid in two equal installments, on August 31 and September 20, 2022, and will be deducted from the remuneration that will be distributed to shareholders relating to the fiscal year 2022.

For the purpose of calculating the total dividends to be paid relating to the fiscal year 2022, these amounts will be adjusted by the Selic rate from the date of the payments to the end of the fiscal year.